Leases (Details) - Schedule of operating lease costs $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 5,260
Variable lease cost	3,920
Short-term lease cost	177
Total lease costs	$ 9,357